COMMITMENTS AND CONTINGENCIES (Details 1) - Lease [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Undiscounted Minimum Lease Commitments	$ 1,234,070	$ 1,518,310
Present Value Adjustment Using Incremental Borrowing Rate	(231,835)	(330,476)
Lease Liabilities	$ 1,002,235	$ 1,187,834